Adviser	Transfer Agent & Registrar
Babson Capital Management LLC 1500 Main Street, P.O. Box 15189 Springfield, Massachusetts 01115-5189	DST Systems, Inc. P.O. Box 219086 Kansas City, MO 64121-9086 1-800-647-7374
Independent Registered Public Accounting Firm
KPMG LLP	Internet Website
Boston, Massachusetts 02110	www.babsoncapital.com/mpv

Counsel to the Trust	Babson Capital Participation Investors
Ropes & Gray LLP	c/o Babson Capital Management LLC
Boston, Massachusetts 02110	1500 Main Street, Suite 2200
Springfield, Massachusetts 01115
Custodian	(413) 226-1516
State Street Bank and Trust Company
Boston, Massachusetts 02116

Investment Objective and Policy	Form N-Q

Babson Capital Participation Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol “MPV”. The Trust’s share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http://www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mpv; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital.com/mpv; and (2) on the SEC’s website at http://www.sec.gov.

Babson Capital Participation Investors

TO OUR SHAREHOLDERS

April 30, 2013

We are pleased to present the March 31, 2013 Quarterly Report of Babson Capital Participation Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 27 cents per share, payable on May 10, 2013 to shareholders of record on April 29, 2013. The Trust paid a 27 cent per share dividend for the preceding quarter. The Trust earned 26 cents per share of net investment income for the first quarter of 2013, compared to 31 cents per share in the previous quarter, of which approximately $0.05 per share represented income due to nonrecurring items.

During the first quarter, the net assets of the Trust increased to $133,137,561 or $13.05 per share compared to $127,874,125 or $12.56 per share on December 31, 2012. This translates into a 3.9% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 17.8%, 15.6%, 9.8%, and 14.2% for the 1-, 3-, 5-, and 10-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price increased 3.2% during the quarter, from $13.91 per share as of December 31, 2012 to $14.35 per share as of March 31, 2013. The Trust’s market price of $14.35 per share equates to a 10.0% premium over the March 31, 2013 net asset value per share of $13.05. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 18.1%, 10.1% and 10.6%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 12.4% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 2.9% for the quarter.

The Trust closed two new private placement investments and one “follow-on” investment in an existing portfolio company during the first quarter. The two new investments were in gloProfessional Holdings, Inc. and Signature Systems Holdings Company, while the follow-on investment was in Synteract Holdings Corporation. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these transactions was $2,419,000.

After a very busy fourth quarter of 2012, U.S. middle market buyout activity in the first quarter of 2013 was sluggish at best. Many market participants do expect deal flow to improve throughout the rest of the year as there continues to be an abundance of debt and equity capital available to be invested. We saw a significant increase in deal flow in the latter part of the first quarter which has continued into the second quarter. As a result, we expect the level of new investment activity in the second quarter to exceed the first quarter’s pace.

The condition of the Trust’s existing portfolio remained strong through the first quarter. We are pleased that sales and earnings for the Trust’s portfolio as a whole continued their upward momentum. We had two companies exit the portfolio in the first quarter. Both companies, EXC Acquisition Corporation and HGGC Citadel Plastic Holdings, were successful investments for the Trust. We continue to have a healthy backlog of companies in the process of being sold and expect 2013 to be a good year for realizations. On the negative side of the ledger, however, we saw an unprecedented level of refinancing activity in the portfolio in the first quarter of 2013 and continuing into the second quarter. These transactions, in which the debt instruments held by the Trust were fully or partially prepaid, are being driven by companies seeking to take advantage of low interest rates and plentiful credit. We had eight portfolio companies fully or partially prepay the Trust’s debt holdings in the first quarter, with another three companies prepaying their debt already in the second quarter. As mentioned in prior reports, the loss of these income-producing investments, unless replaced by new investments, could adversely affect the Trust’s ability to sustain its dividend level in the quarters ahead.

(Continued)

At the Trust’s Annual Meeting on April 19, 2013, shareholders approved the conversion of the Trust’s investment objective from fundamental to non-fundamental. This change increases the investment flexibility of the Trust by permitting the Board of Trustees to react to changing market conditions and other developments by modifying the Trust’s investment objective without shareholder approval, thereby avoiding the delay and expense associated with a proxy solicitation.

Lastly, on behalf of the Trust’s shareholders, the members of the Board of Trustees, and the officers of the Trust, I would like to thank Donald Benson and Donald Glickman for their many years of service to the Trust as Trustees. Don Benson was elected as a Trustee in 1988, while Don Glickman was elected as a Trustee in 1992. The April 2013 meeting was their last meeting as Trustees. Both of them have provided the Trust with invaluable insight and guidance, and have served our shareholders extremely well throughout their tenure as Trustees. We will miss both of them and their contributions to the Trust.

Thank you for your continued interest in and support of Babson Capital Participation Investors.

Sincerely,

Michael L. Klofas
President

* Based on market value of total investments (including cash)

Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $103,262,162)	$97,006,412
Corporate restricted securities at market value
(Cost - $6,635,709)	6,964,781
Corporate public securities at market value
(Cost - $25,982,751)	28,010,172
Short-term securities at amortized cost	10,499,296
Total investments (Cost - $146,379,918)	142,480,661
Cash	6,660,446
Interest receivable	2,078,300
Other assets	23,829

Total assets	151,243,236

Liabilities:
Note payable	15,000,000
Payable for investments purchased	1,870,880
Deferred tax liability	604,376
Investment advisory fee payable	299,560
Tax payable	149,095
Interest payable	27,267
Accrued expenses	154,497

Total liabilities	18,105,675

Total net assets	$133,137,561

Net Assets:
Common shares, par value $.01 per share	$101,991
Additional paid-in capital	95,178,060
Retained net realized gain on investments, prior years	33,733,164
Undistributed net investment income	4,190,123
Accumulated net realized gain on investments	4,437,856
Net unrealized depreciation of investments	(4,503,633)

Total net assets	$133,137,561

Common shares issued and outstanding (14,785,750 authorized)	10,199,121

Net asset value per share	$13.05

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the three months ended March 31, 2013
(Unaudited)

Investment Income:
Interest	$3,256,911
Other	68,473

Total investment income	3,325,384

Expenses:
Investment advisory fees	299,560
Interest	153,375
Trustees’ fees and expenses	84,000
Professional fees	55,200
Reports to shareholders	22,500
Custodian fees	7,500
Other	6,250

Total expenses	628,385

Investment income - net	2,696,999

Net realized and unrealized gain on investments:
Net realized gain on investments before taxes	761,148
Income tax expense	(1,572)
Net realized gain on investments after taxes	759,576
Net change in unrealized depreciation of investments before taxes	1,728,065
Net change in deferred income tax expense	(136,742)
Net change in unrealized depreciation of investments after taxes	1,591,323

Net gain on investments	2,350,899

Net increase in net assets resulting from operations	$5,047,898

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOW	Babson Capital Participation Investors
For the three months ended March 31, 2013
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$(2,995,285)
Purchases of portfolio securities	(3,060,669)
Proceeds from disposition of portfolio securities	10,830,711
Interest, dividends and other income received	2,397,452
Interest expense paid	(153,375)
Operating expenses paid	(457,465)
Income taxes paid	(918,072)
Net cash provided by operating activities	5,643,297

Cash flows from financing activities:
Cash dividends paid from net investment income	(2,749,477)
Receipts for shares issued on reinvestment of dividends	215,538
Net cash used for financing activities	(2,533,939)

Net increase in cash	3,109,358
Cash - beginning of year	3,551,088

Cash - end of period	$6,660,446

Reconciliation of net increase in net assets to net cash provided by operating activities:
Net increase in net assets resulting from operations	$5,047,898
Decrease in investments	390,173
Increase in interest receivable	(946,426)
Decrease in other assets	42,985
Increase in payable for investments purchased	1,870,880
Increase in deferred tax liability	136,742
Increase in investment advisory fee payable	11,843
Decrease in tax payable	(916,500)
Increase in accrued expenses	5,702

Total adjustments to net assets from operations	595,399

Net cash provided by operating activities	$5,643,297

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the three
	months ended	For the
	03/31/2013	year ended
	(Unaudited)	12/31/2012
Increase in net assets:

Operations:
Investment income - net	$2,696,999	$10,965,123
Net realized gain on investments after taxes	759,576	2,488,796
Net change in unrealized depreciation of investments after taxes	1,591,323	4,059,101
Net increase in net assets resulting from operations	5,047,898	17,513,020

Increase from common shares issued on reinvestment of dividends
Common shares issued (2013 - 15,872; 2012 - 71,363)	215,538	1,013,772

Dividends to shareholders from:
Net investment income (2013 - $0.00 per share; 2012 - $1.04 per share)	-	(10,584,312)
Net realized gains (2013 - $0.00 per share; 2012 - $0.04 per share)	-	(388,021)
Total increase in net assets	5,263,436	7,554,459

Net assets, beginning of year	127,874,125	120,319,666

Net assets, end of period/year (including undistributed net investment
income of $4,190,123 and $1,493,124, respectively)	$133,137,561	$127,874,125

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS	Babson Capital Participation Investors
Selected data for each share of beneficial interest outstanding:

	For the three months
	ended 03/31/2013		For the years ended December 31,
	(Unaudited)		2012	2011		2010	2009	2008
Net asset value:
Beginning of year	$12.56		$11.90	$11.89		$10.91	$11.10	$12.84
Net investment income (a)	0.26		1.08	1.14		1.02	0.94	1.08
Net realized and unrealized gain (loss) on investments	0.23		0.64	0.08		0.95	(0.13)	(1.82)
Total from investment operations	0.49		1.72	1.22		1.97	(0.81)	0.74
Dividends from net investment income to common shareholders	-		(1.04)	(1.23)		(1.00)	(1.00)	(1.00)
Dividends from net realized gain on investments to
common shareholders	-		(0.04)	(0.00	)(b)	-	-	-
Increase from dividends reinvested	-		0.02	0.02		0.01	0.00	0.00
Total dividends	-		(1.06)	(1.21)		(0.99)	(1.00)	(1.00)
Net asset value: End of period/year	$13.05		$12.56	$11.90		$11.89	$10.91	$11.10
Per share market value:
End of period/year	$14.35		$13.91	$15.85		$13.88	$12.20	$9.05
Total investment return
Net asset value (c)	3.90%		15.89%	10.56%		18.71%	7.60%	(6.01%)
Market value (c)	3.16%		(4.54%)	24.16%		22.94%	40.86%	(25.36%)
Net assets (in millions):
End of period/year	$133.14		$127.87	$120.32		$119.54	$108.93	$110.18
Ratio of operating expenses to average net assets	1.48	%(e)	1.51%	1.42%		1.46%	1.41%	1.33%
Ratio of interest expense to average net assets	0.48	%(e)	0.49%	0.56%		0.61%	0.63%	0.58%
Ratio of income tax expense to average net assets (d)	0.00	%(e)	0.83%	0.20%		0.46%	0.00%	0.00%
Ratio of net expenses to average net assets	1.97	%(e)	2.83%	2.18%		2.53%	2.04%	1.91%
Ratio of net investment income to average net assets	8.42	%(e)	8.82%	9.33%		8.96%	8.55%	8.74%
Portfolio turnover	4%		34%	21%		27%	23%	32%

(a)	Calculated using average shares.
(b)	Rounds to less than $0.01 per share.
(c)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(d)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(e)	Annualized

Senior borrowings:
Total principal amount (in millions)	$15	$15	$15	$12	$12	$12
Asset coverage per $1,000 of indebtedness	$9,876	$9,525	$9,021	$10,962	$10,077	$10.181

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Corporate Restricted Securities - 78.09%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 72.86%

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 2019	$1,146,677	10/17/12	$1,124,848	$1,127,435
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	10,873
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	102,270	103,974
			1,238,482	1,242,282
A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	184,615 shs.	11/10/09	184,615	403,583
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	92,308 shs.	11/10/09	68,566	201,793
			253,181	605,376
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
Limited Partnership Interest (B)	12.26% int.	11/21/07	119,009	150,975

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
Limited Liability Company Unit Class A (B)	2,186 uts.	*	78,340	87,388
Limited Liability Company Unit Class B (B)	1,479 uts.	10/09/09	52,999	59,125
* 10/09/09 and 10/27/10.			131,339	146,513

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the state of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$420,000	05/15/08	413,944	315,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,627	-
Common Stock (B)	60,000 shs.	05/15/08	60,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	-
			894,225	315,000
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$500,000	08/01/12	450,515	495,961
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	112,785
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	22,414 shs.	08/01/12	42,446	-
			617,961	608,746

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	32 uts.	11/09/12	$-	$-

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
14% Senior Subordinated Note due 2018	$1,134,615	12/07/12	1,118,177	1,120,653
Limited Liability Company Unit (B)	1,154 uts.	12/07/12	115,385	87,487
			1,233,562	1,208,140
Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	421 shs.	12/27/07	208,456	742,136
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	48,958
			230,056	791,094
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$603,697	09/26/08	577,603	603,697
Common Stock (B)	713 shs.	09/26/08	71,303	123,937
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	88,129
			695,490	815,763
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$1,687,503	*	1,673,898	1,687,503
Preferred Class A Unit (B)	1,706 uts.	**	170,600	233,624
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	171,901
Common Class B Unit (B)	16,100 uts.	01/22/04	1	-
Common Class D Unit (B)	3,690 uts.	09/12/06	-	-
* 01/22/04 and 06/09/08.			1,925,288	2,093,028
** 01/22/04 and 09/12/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
14.25% Senior Subordinated Note due 2019	$1,148,898	10/04/12	1,127,132	1,135,496
Limited Liability Company Unit Class A Preferred (B)	114 uts.	10/04/12	113,636	113,630
			1,240,768	1,249,126

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,012,500	04/28/09	$924,818	$1,012,500
Preferred Stock Series B (B)	1,623 shs.	04/28/09	162,269	216,400
Common Stock (B)	723 shs.	04/28/09	723	56,278
			1,087,810	1,285,178
Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$776,668	12/21/11	759,341	790,527
Limited Liability Company Unit Class B (B)	28 uts.	12/21/11	28,418	39,461
Limited Liability Company Unit Class C (B)	222 uts.	12/21/11	221,582	307,663
			1,009,341	1,137,651
Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2016 (D)	$816,040	05/18/05	749,976	816,040
Preferred Stock (B)	33 shs.	10/16/09	33,224	78,844
Common Stock (B)	263 shs.	05/18/05	263,298	3,991
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	1,046
			1,105,860	899,921
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$942,213	04/20/12	925,379	970,479
Common Stock (B)	754 shs.	04/20/12	75,376	116,349
			1,000,755	1,086,828
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 2018	$317,730	10/12/12	311,750	313,646
13% Senior Subordinated Note due 2019	$319,233	10/12/12	296,684	313,894
Common Stock (B)	51,064 shs.	10/12/12	51,064	50,326
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	19,924
			679,714	697,790
BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
14% Senior Subordinated Note due 2018	$1,051,295	10/17/12	1,031,502	1,035,411
Limited Liability Company Unit Class A (B)	417 uts.	10/17/12	41,667	34,173
Limited Liability Company Unit Class B (B)	167 uts.	10/17/12	166,666	170,837
			1,239,835	1,240,421

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Bravo Sports Holding Corporation	-
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$1,207,902	06/30/06	$1,190,806	$1,147,507
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	83,405
Common Stock (B)	1 sh.	06/30/06	152	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	29,312
			1,381,664	1,260,224
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$134,085	08/07/08	133,336	134,084
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	410,402	429,070
Common Stock (B)	41,860 shs.	08/07/08	41,860	56,624
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	44,523
			618,563	664,301
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	252	515,888
*12/30/97 and 05/29/99.

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$736,666	01/19/11	702,896	751,399
14% Senior Subordinated Note due 2019	$190,011	08/03/12	186,482	191,122
Common Stock (B)	375 shs.	01/19/11	37,500	40,393
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	31,751
			956,128	1,014,665
Church Services Holding Company
A provider of diversified residential services to homeowners in Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$408,150	03/26/12	396,033	416,313
Common Stock (B)	1,327 shs.	*	132,700	123,424
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	5,302
*03/26/12, 05/25/12 and 06/19/12.			534,473	545,039

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	$146,594	$203,462

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$771,051	01/12/07	719,299	743,539
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	10,303
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	7,987
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	-	708,682
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	-	-
			861,668	1,470,511
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	370,796	908,072
Preferred Stock Series C (B)	3,748 shs.	07/05/07	125,207	374,811
Common Stock (B)	380 shs.	07/05/07	4	168
Limited Partnership Interest (B)	6.88% int.	*	103,135	-
*08/12/04 and 01/14/05.			599,142	1,283,051

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	10 shs.	08/04/05	72,617	415,944

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,215,000	08/21/08	1,155,794	1,207,986
Common Stock (B)	135,000 shs.	08/21/08	135,000	55,570
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	29,652
			1,393,937	1,293,208

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$765,865	10/27/09	$700,802	$765,865
Preferred Stock PIK (B)	156 shs.	10/27/09	156,468	117,011
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	85,491
Common Stock (B)	38 shs.	10/27/09	38,244	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	-
			1,025,623	968,367
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$1,302,758	05/04/12	1,279,175	1,312,315
Preferred Stock (B)	25 shs.	05/04/12	252,434	255,485
Common Stock (B)	25 shs.	05/04/12	28,048	17,382
			1,559,657	1,585,182
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$77,143	11/01/06	77,014	76,519
13% Senior Subordinated Note due 2014	$488,572	11/01/06	472,090	481,598
Common Stock (B)	102,857 shs.	11/01/06	102,857	27,613
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	32,294 shs.	11/01/06	44,663	8,670
			696,624	594,400
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$1,304,643	01/08/08	1,293,150	1,304,643
Common Stock (B)	349 shs.	01/08/08	174,701	190,476
			1,467,851	1,495,119
Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	856,827	951,023
Common Stock (B)	50 shs.	02/01/10	50,000	42,377
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	101,044
			1,013,927	1,094,444

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$929,204	03/01/12	$912,889	$945,289
Common Stock (B)	41 shs.	03/01/12	90,909	104,913
			1,003,798	1,050,202
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$905,103	09/27/10	893,411	914,154
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	184,278
Limited Liability Company Unit (B)	171 uts.	09/27/10	17,073	30,443
			968,829	1,128,875
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2018	$112,749	02/29/12	112,782	115,004
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	133,578
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	16,747
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	14,853
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	21,158
			217,828	301,340
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2014 (D)	$524,791	04/13/06	519,050	498,551
14% Senior Subordinated Note due 2015 (D)	$317,177	04/13/06	290,908	-
			809,958	498,551
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$1,000,000	10/19/10	950,023	1,010,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	548,188
			996,981	1,558,188
GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
14% Senior Subordinated Note due 2019	$1,178,854	10/05/12	1,156,383	1,167,463
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	-
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	74,088
			1,233,070	1,241,551

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 2019	$1,131,890	03/27/13	$1,109,286	$1,130,075
Common Stock (B)	1,181 shs.	03/27/13	118,110	112,204
			1,227,396	1,242,279
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,012,500	11/01/07	938,215	-
14% PIK Note due 2015 (D)	$250,259	12/31/08	217,699	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	151,643 shs.	11/01/07	77,643	-
			1,233,557	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$362,700	10/15/09	271,181	-
Preferred Stock (B)	21 shs.	*	21,428	-
Preferred Stock Series B (B)	1,088 shs.	10/15/09	813,544	-
Common Stock (B)	180 shs.	02/10/06	180,000	-
Common Stock Class C (B)	296 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	67 shs.	02/10/06	61,875	-
* 09/18/07 and 06/27/08.			1,348,028	-

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$461,539	11/14/11	432,416	475,385
Common Stock (B)	38 shs.	11/14/11	38,461	72,594
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	28 shs.	11/14/11	25,596	51,982
			496,473	599,961
Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$713,454	03/09/12	700,901	692,239
Common Stock (B)	517 shs.	03/09/12	51,724	21,863
			752,625	714,102

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	33 shs.	*	$33,216	$86,223
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	106 shs.	*	105,618	274,139
* 06/30/04 and 08/19/04.			138,834	360,362

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	-	-
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	-	-
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	-	-
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	-	-
			-	-
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$1,098,837	08/19/08	1,052,512	1,071,189
Common Stock (B)	251 shs.	08/19/08	251,163	40,791
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	10,544
			1,363,908	1,122,524
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$1,148,010	09/27/12	1,126,292	1,124,592
Preferred Stock Series A (B)	1,127 shs.	09/27/12	112,726	116,009
Common Stock (B)	910 shs.	09/27/12	910	-
			1,239,928	1,240,601
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	93 shs.	10/27/11	92,854	129,791

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	167,518

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$1,350,000	07/07/09	1,236,405	-
Limited Liability Company Unit (B)	1,647 uts.	07/07/09	98,833	-
			1,335,238	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$833,333	12/20/10	$737,644	$831,865
Preferred Stock A (B)	165 shs.	12/20/10	165,000	128,589
Preferred Stock B (B)	0.06 shs.	12/20/10	-	47
Common Stock (B)	33 shs.	12/20/10	1,667	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	-
			1,009,954	960,501
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	48 uts.	09/21/10	449,086	25,511

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 2019	$1,040,105	12/05/12	1,020,013	1,035,241
Limited Liability Company Unit (B)	217,391 uts.	12/05/12	217,391	192,041
			1,237,404	1,227,282
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2017	$882,674	12/23/11	867,523	909,154
Preferred Stock Series A (B)	102 shs.	12/23/11	96,578	96,577
Preferred Stock Series B (B)	29 shs.	12/23/11	27,335	27,332
Common Stock (B)	130 shs.	12/23/11	6,522	71,790
			997,958	1,104,853
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$2,251,896	*	2,094,903	2,251,895
Common Stock (B)	71,053 shs.	05/25/06	71,053	36,738
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	22,544
* 5/25/06 and 04/12/11.			2,203,827	2,311,177

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
Common Stock (B)	232,826 shs.	12/10/10	232,826	265,782

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015	$1,455,585	07/16/08	$1,395,520	$1,455,585
Convertible Preferred Stock Series C (B)	29 shs.	06/30/09	29,348	58,000
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	20,619
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	4,465
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	67 shs.	09/17/09	-	5,919
			1,723,445	1,583,468
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$1,166,552	08/15/11	1,147,154	1,189,883
Common Stock (B)	105 shs.	08/15/11	105,019	129,688
			1,252,173	1,319,571
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	32 shs.	09/12/08	32,143	63,586
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	68,671
			66,857	132,257
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	12,764 uts.	*	166,481	269,074
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	37,673
* 05/04/07 and 01/02/08.			189,262	306,747

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$419,971	01/15/10	380,787	419,971
15% Senior Subordinated Note due 2018	$108,968	10/05/10	107,338	105,086
Common Stock (B)	35 shs.	10/05/10	35,400	30,289
Common Stock Class B (B)	118 shs.	01/15/10	117,647	100,664
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	104 shs.	01/15/10	94,579	89,088
			735,751	745,098

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$446,765	09/20/11	$439,325	$455,123
Limited Liability Company Unit Class A (B)	2,900 uts.	09/20/11	60,000	41,163
Limited Liability Company Unit Class D (B)	291 uts.	09/20/11	-	4,137
			499,325	500,423
MBWS Ultimate Holdco, Inc.
A provider of  services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$1,117,495	*	1,043,554	1,128,670
Preferred Stock Series A (B)	1,388 shs.	09/07/10	138,797	414,851
Common Stock (B)	162 shs.	03/01/11	16,226	48,419
Common Stock (B)	153 shs.	09/07/10	15,282	45,729
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	103 shs.	03/01/11	10,325	30,785
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	386 shs.	09/07/10	38,623	115,369
* 09/07/10 and 03/01/11.			1,262,807	1,783,823

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$636,369	08/29/08	598,931	636,369
Preferred Unit (B)	66 uts.	08/29/08	66,451	83,841
Common Unit Class A (B)	671 uts.	08/29/08	671	32,390
Common Unit Class B (B)	250 uts.	08/29/08	63,564	12,052
			729,617	764,652
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	56 shs.	09/24/08	54,040	82,402
Limited Partnership Interest (B)	0.74% int.	09/16/08	205,932	284,673
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	18 shs.	09/24/08	18,237	24,044
			278,209	391,119
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$424,528	09/22/11	417,304	437,264
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	151,674
			573,249	588,938

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
7% Senior Subordinated Note due 2014 (D)	$902,727	*	$865,676	$225,682
Preferred Stock Series A (B)	519 shs.	10/10/12	498,734	-
Common Stock (B)	238 shs.	*	238,000	-
Common Stock Series B (B)	597 shs.	10/10/12	6	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	87 shs.	*	86,281	-
* 08/12/05 and 09/11/06.			1,688,697	225,682

MNX Holding Company
An international third party logistics Company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 2019	$1,215,354	11/02/12	1,192,109	1,194,375
Common Stock (B)	45 shs.	11/02/12	44,643	28,274
			1,236,752	1,222,649
Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$823,794	06/28/11	547,745	-
7% Senior Subordinated Note due 2014 (D)	$1,350,000	06/28/11	1,281,479	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	03/31/06	73,125	-
			1,902,349	-
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$944,533	11/30/10	931,373	944,211
Limited Liability Company Unit Class B-1 (B)	93,750 uts.	11/30/10	-	74,958
Limited Liability Company Unit Class B-2 (B)	8,501 uts.	11/30/10	-	6,797
			931,373	1,025,966
NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	429 shs.	12/20/12	306,091	175,461

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$1,061,463	02/02/07	$993,035	$1,008,389
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	203,869
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	47,071
* 12/18/08 and 09/30/09.			1,745,692	1,259,329

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
14% Senior Subordinated Note due 2018	$486,205	11/05/10	453,607	491,067
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	20,501
Limited Liability Company Unit Series B (B)	34,931 uts.	11/05/10	34,931	41,536
Limited Liability Company Unit Series F (B)	52,172 uts.	11/05/10	-	91,604
			505,779	644,708
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$1,492,105	*	1,310,553	1,478,287
Limited Partnership Interest (B)	1,740 uts.	*	174,006	38,205
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	2,605 shs.	*	260,479	57,191
* 07/09/09 and 08/09/10.			1,745,038	1,573,683

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$883,117	02/02/11	825,124	891,948
Common Stock (B)	126 shs.	*	125,883	114,949
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	59 shs.	02/02/11	52,987	53,648
* 02/02/11 and 06/30/11.			1,003,994	1,060,545

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$444,445	06/04/10	$415,764	$428,252
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	20,149
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	11,330
Common Stock (B)	344 shs.	06/04/10	344	-
			502,587	459,731
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	1,942 uts.	01/17/06	302,885	759,020
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	328 shs.	01/17/06	90,424	128,150
			393,309	887,170
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$1,624,644	12/21/10	1,604,271	1,640,890
Preferred Stock Class A (B)	29 shs.	12/21/10	180,380	286,496
Common Stock (B)	29 shs.	12/21/10	13,500	-
			1,798,151	1,927,386
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$956,625	12/20/10	942,775	948,956
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	80,823
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	80,823
			1,049,918	1,110,602
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
0% Senior Subordinated Note due 2014	$42,187	12/18/12	-	42,187

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2016	$843,750	12/19/00	842,240	843,750
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	197 shs.	12/21/00	140,625	64,997
			982,865	908,747

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	$59,034	$-
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	-
Common Stock (B)	21,462 shs.	05/22/09	993,816	-
			1,342,900	-
Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
16% Senior Subordinated Note due 2018	$1,108,738	11/29/12	1,082,467	1,094,622
Limited Liability Company Unit (B)	156,250 uts.	11/29/12	156,250	120,138
			1,238,717	1,214,760
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$881,440	06/03/10	877,840	881,440
Limited Liability Company Unit Class A (B)	733 uts.	10/02/06	270,000	125,583
Limited Liability Company Unit (B)	76 uts.	05/22/09	340	13,025
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	4,550 shs.	10/02/06	65,988	779,871
			1,214,168	1,799,919
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	152,100

Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	187,500 shs.	05/28/04	187,500	159,847
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	199,969 shs.	05/28/04	199,969	170,478
			387,469	330,325
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014	$831,458	12/15/06	813,339	792,789
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	56,901
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	26,851
			1,032,671	876,541

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$1,143,496	*	$1,124,776	$1,160,671
Limited Liability Company Unit Class A (B)	13,548 uts.	*	135,477	158,760
* 10/21/11 and 08/03/12.			1,260,253	1,319,431

RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$460,318	02/09/12	435,751	474,127
Preferred Stock Series (B)	39,679 shs.	02/09/12	39,678	42,634
Common Stock (B)	369 shs.	02/09/12	4	29,655
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	12,088 shs.	02/09/12	11,980	12,760
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	7,067 shs.	02/09/12	7,067	7,594
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	185 shs.	02/09/12	-	14,870
			494,480	581,640
Rose City Holding Company
A designer and printer of folding cartons and packaging for food and beverage manufacturers on the West Coast.
14.5% Senior Subordinated Note due 2018	$590,369	12/11/12	579,081	583,393
Preferred Stock (B)	39,062 shs.	12/11/12	39,062	36,252
Common Stock (B)	39 shs.	12/11/12	4	-
			618,147	619,645
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$656,250	03/30/12	647,502	669,375
Preferred Stock (B)	2,098 shs.	03/30/12	83,920	90,013
Common Stock (B)	983 shs.	03/30/12	9,830	17,518
			741,252	776,906
Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.

12.5% Senior Subordinated Note due 2014 (D)	$1,157,231	01/15/09	826,004	289,308

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
12.5% Senior Subordinated Note due 2021	$755,088	03/15/13	$711,813	$753,957
Common Stock (B)	76 shs.	03/15/13	75,509	71,734
Warrant, exercisable until 2023, to purchase
common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	-
			815,638	825,691
Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$1,176,924	*	1,129,827	1,176,924
Limited Liability Company Unit (B)	328 uts.	*	337,796	328,075
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	83 shs.	*	87,231	83,102
* 08/31/07 and 03/06/08.			1,554,854	1,588,101

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$889,609	11/12/10	849,852	898,505
Preferred Stock A (B)	1,132 shs.	11/12/10	107,498	142,894
Preferred Stock B (B)	525 shs.	11/12/10	49,884	66,309
Common Stock (B)	6,579 shs.	11/12/10	6,579	28,923
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	1,806 shs.	11/12/10	1,806	7,940
			1,015,619	1,144,571
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
Common Stock (B)	909 shs.	12/01/11	90,909	84,970

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated Note due 2017	$1,200,671	12/15/09	1,074,968	1,145,760
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	40,239
			1,195,202	1,185,999
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	15,882 shs.	10/23/08	158,824	119,619
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	5,852 shs.	10/23/08	53,285	44,076
			212,109	163,695

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Stag Parkway Holding Company
A distributor of RV parts and accessories in the United States.
13% Senior Subordinated Note due 2018	$1,134,972	12/19/12	$1,082,382	$1,125,240
Common Stock (B)	118 shs.	12/19/12	118,203	112,290
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	35 shs.	12/19/12	31,848	-
			1,232,433	1,237,530
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$959,148	07/01/11	943,703	863,233
Preferred Stock Series A (B)	76 shs.	07/01/11	76,046	30,493
			1,019,749	893,726
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 shs.	03/31/10	-	-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$1,007,548	12/14/10	963,147	1,002,076
14% Senior Subordinated PIK Note due 2017	$81,597	08/14/12	78,367	81,154
Common Stock (B)	38 shs.	12/14/10	38,168	15,556
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	15,181
			1,116,931	1,113,967
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2019	$1,746,188	09/02/08	1,677,705	1,746,188
Preferred Stock Series D (B)	257 shs.	02/27/13	25,678	10,966
Redeemable Preferred Stock Series A (B)	678 shs.	09/02/08	6,630	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	-
			1,769,674	1,757,154

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$664,062	*	$644,369	$-
7.44% Term Note due 2013 (C)	$711,001	08/10/12	711,001	604,351
9.25% Term Note due 2013 (C)	$1,568	08/31/12	1,568	1,332
Common Stock Class B	32 shs.	*	4,448	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	117,464	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	-
* 04/28/06 and 09/13/06.			1,512,588	605,683
**03/01/05 and 10/10/08.

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$1,300,003	10/26/07	1,136,835	1,253,492
Series B Preferred Stock (B)	97 shs.	03/31/10	-	144,906
Common Stock (B)	273 shs.	03/31/10	219,203	-
			1,356,038	1,398,398
Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$938,651	10/31/07	896,489	895,908
Common Stock (B)	110 shs.	10/31/07	110,430	5,670
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	2,560
			1,053,299	904,138
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2015	$542,400	02/05/98	541,643	542,400
Common Stock (B)	315 shs.	02/04/98	315,000	612,900
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	222 shs.	02/05/98	184,416	431,949
			1,041,059	1,587,249

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$1,222,698	*	$1,178,972	$1,222,698
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	90,617
Common Stock (B)	393 shs.	*	423,985	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	*	84,650	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	558 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			1,815,284	1,313,315

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit (B)	5,888 uts.	02/28/11	109,375	196,600
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	23,969
			145,407	220,569
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	96 shs.	04/30/04	96,400	108,713
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	137,582
			208,506	246,295
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	470 shs.	02/08/08	469,565	753,022

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$414,706	05/17/07	414,287	415,166
13% Senior Subordinated Note due 2014	$370,588	05/17/07	360,981	370,588
18% PIK Convertible Preferred Stock (B)	21,361 shs.	03/13/09	41,440	69,594
Common Stock (B)	70,588 shs.	05/17/07	70,588	57,112
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	20,003 shs.	05/17/07	31,460	16,184
			918,756	928,644

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Principal Amount,
Shares, Units or
Corporate Restricted Securities: (A) (Continued)	Ownership Percentage	Acquisition Date	Cost	Fair Value

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	406,525 uts.	10/29/09	$184,266	$-
Class C Unit (B)	450,000 uts.	10/29/09	413,244	391,157
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	-
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	-
* 07/19/04 and 10/29/09.			923,711	391,157

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2016	$911,250	11/30/06	867,531	820,125
Common Stock (B)	101 shs.	11/30/06	101,250	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	-
			1,014,571	820,125
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	703 shs.	06/08/10	70,308	-
Common Stock (B)	353 shs.	06/08/10	353	-
			70,661	-
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	741,751	802,466
Common Stock (B)	205 shs.	12/16/10	205,480	149,347
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	55 shs.	12/16/10	49,334	40,135
			996,565	991,948
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$654,247	05/14/07	601,454	-
Limited Partnership Interest (B)	12.26% int.	05/14/07	61,308	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	47 shs.	05/14/07	44,186	-
			706,948	-
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$880,429	11/03/11	865,585	880,762
Common Stock (B)	1,500 shs.	11/03/11	150,000	140,598
			1,015,585	1,021,360

Total Private Placement Investments (E)			$103,262,162	$97,006,412

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 5.23%:

Bonds 5.23%
ArcelorMittal	6.125%	06/01/18	$500,000	$513,750	$540,000
Calumet Specialty Products Partners L.P.	9.625	08/01/20	500,000	491,518	563,750
Cornerstone Chemical Company	9.375	03/15/18	375,000	385,313	382,500
First Data Corporation	7.375	06/15/19	250,000	250,000	265,938
FMG Resources	7.000	11/01/15	250,000	256,500	261,875
Hilcorp Energy Company	7.625	04/15/21	325,000	311,967	357,500
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	522,500
Lear Corporation	4.750	01/15/23	375,000	367,500	365,625
Lennar Corporation	4.750	11/15/22	375,000	369,375	367,500
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	520,000
Neustar Inc.	4.500	01/15/23	375,000	362,813	358,125
Penske Corporation	4.875	07/11/22	500,000	497,989	527,280
Samson Investment Company	9.750	02/15/20	350,000	344,313	371,875
ServiceMaster Company	7.000	08/15/20	500,000	500,000	517,500
Tronox Finance LLC	6.375	08/15/20	375,000	365,625	363,750
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,784	269,375
Welltec A/S	8.000	02/01/19	375,000	368,262	409,688
Total Bonds				6,635,709	6,964,781

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			194	-	-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.00%
TherOX, Inc. (B)			26	-	-
Total Preferred Stock				-	-

Common Stock - 0.00%
Touchstone Health Partnership (B)			292	-	-
Total Common Stock				-	-

Total Rule 144A Securities				6,635,709	6,964,781

Total Corporate Restricted Securities				$109,897,871	$103,971,193

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 21.04%: (A)	Rate	Date	Amount	Cost	Value

Bonds -21.02%
Accuride Corp	9.500%	08/01/18	$500,000	$482,874	$511,250
Alcoa, Inc.	6.150	08/15/20	600,000	628,955	653,254
Alere, Inc.	9.000	05/15/16	300,000	313,936	315,375
Alliant Techsystems Inc.	6.875	09/15/20	500,000	536,186	538,750
Ally Financial, Inc.	5.500	02/15/17	750,000	764,413	811,307
Alta Mesa Financial Services	9.625	10/15/18	750,000	727,983	791,250
Anglogold Holdings PLC	5.375	04/15/20	600,000	605,123	635,086
Avis Budget Car Rental	9.750	03/15/20	375,000	375,000	442,504
B E Aerospace, Inc.	6.875	10/01/20	250,000	256,516	276,563
Bank of America Corporation	5.875	01/05/21	600,000	622,603	708,570
Bill Barrett Corporation	7.000	10/15/22	500,000	479,800	523,750
Brunswick Corporation	7.125	08/01/27	500,000	504,881	526,250
C R H America, Inc.	5.300	10/15/13	500,000	489,257	511,517
Calumet Specialty Products Partners L.P.	9.375	05/01/19	375,000	351,561	420,000
CCO Holdings Capital Corporation	5.250	09/30/22	500,000	495,211	491,250
Centurytel, Inc.	5.000	02/15/15	500,000	506,679	527,519
CHC Helicopter SA	9.250	10/15/20	1,000,000	930,858	1,063,125
CIT Group, Inc.	5.000	08/15/22	500,000	500,000	533,894
Citigroup, Inc.	5.500	04/11/13	500,000	499,552	500,583
Continental Resources, Inc.	5.000	09/15/22	500,000	511,283	531,250
DaVita, Inc.	5.750	08/15/22	500,000	500,000	519,375
Duke Realty Limited Partnership	3.875	10/15/22	500,000	508,419	513,203
Ensco PLC	3.250	03/15/16	600,000	598,589	639,073
EP Energy/EP Finance, Inc.	9.375	05/01/20	500,000	508,109	577,500
Equifax, Inc.	4.450	12/01/14	500,000	506,853	526,419
GATX Corporation	4.750	05/15/15	500,000	502,411	530,533
General Electric Capital Corporation	5.500	01/08/20	500,000	498,549	592,484
Goldman Sachs Group, Inc.	4.750	07/15/13	500,000	494,083	505,999
Headwaters, Inc.	7.625	04/01/19	305,000	305,133	326,350
Health Management Association	6.125	04/15/16	250,000	255,930	274,375
HealthSouth Corporation	7.750	09/15/22	450,000	451,023	489,375
Hertz Corporation	6.750	04/15/19	220,000	217,050	240,075
International Game Technology	7.500	06/15/19	500,000	499,802	596,878
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,962	498,125
Johnson Controls, Inc.	5.500	01/15/16	500,000	451,497	558,612
Kraft Foods, Inc.	5.375	02/10/20	500,000	512,913	594,889
Masco Corporation	7.125	03/15/20	350,000	349,997	408,596
Morgan Stanley	5.500	01/26/20	500,000	498,000	572,878

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities (A)	Rate	Date	Amount	Cost	Value

NBC Universal Media LLC	5.150%	04/30/20	$500,000	$499,453	$592,581
Nexeo Solutions LLC	8.375	03/01/18	20,000	20,000	19,500
Niska Gas Storage Partners LLC	8.875	03/15/18	500,000	505,638	521,250
Omnova Solutions, Inc.	7.875	11/01/18	750,000	763,587	798,750
Peabody Energy Corporation	6.000	11/15/18	500,000	500,565	531,250
Perry Ellis International, Inc.	7.875	04/01/19	375,000	371,583	393,750
Precision Drilling Corporation	6.625	11/15/20	250,000	257,295	266,875
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	499,019	547,190
Sprint Nextel Corporation	6.000	12/01/16	500,000	510,954	542,500
Steelcase, Inc.	6.375	02/15/21	500,000	507,314	552,797
Tech Data Corporation	3.750	09/21/17	500,000	506,745	520,771
Thermadyne Holdings Corporation	9.000	12/15/17	250,000	263,999	272,500
Time Warner Cable, Inc.	5.000	02/01/20	500,000	492,460	568,945
Tyson Foods, Inc.	4.500	06/15/22	500,000	515,795	544,063
Unit Corporation	6.625	05/15/21	500,000	494,113	523,750
Weatherford International Limited	4.500	04/15/22	500,000	520,669	515,050
Total Bonds				25,970,180	27,989,308

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

	Interest	Due			Market
Corporate Public Securities (A)	Rate	Date	Shares	Cost	Value

Common Stock - 0.02%

Intrepid Potash, Inc. (B)			185	$5,920	$3,471
Nortek, Inc. (B)			100	1	7,106
Rue21, Inc. (B)			350	6,650	10,287
Total Common Stock				12,571	20,864

Total Corporate Public Securities				$25,982,751	$28,010,172

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper -7.89%
Bacardi Ltd	0.310%	04/10/13	$2,250,000	$2,249,826	$2,249,826
Enbridge Energy Partners	0.340	04/05/13	2,250,000	2,249,915	2,249,915
Oneok, Inc.	0.300	04/08/13	2,000,000	1,999,883	1,999,883
Volvo Group Treasury NA	0.300	04/10/13	2,000,000	1,999,850	1,999,850
Westar Energy Inc.	0.320	04/11/13	2,000,000	1,999,822	1,999,822
Total Short-Term Securities				$10,499,296	$10,499,296

Total Investments	107.02%			$146,379,918	$142,480,661
Other Assets	6.58				8,762,575
Liabilities	(13.60)				(18,105,675)
Total Net Assets	100.00%				$133,137,561

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of March 31, 2013.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of March 31, 2013, the values of these securities amounted to $97,006,412 or 72.86% of net assets.
^	Effective yield at purchase
PIK	Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Industry Classification:	Fair Value/ Market Value		Fair Value/ Market Value

AEROSPACE - 2.95%		BROADCASTING & ENTERTAINMENT - 0.87%
A E Company, Inc.	$605,376	HOP Entertainment LLC	$-
Alliant Techsystems Inc.	538,750	NBC Universal Media LLC	592,581
B E Aerospace, Inc.	276,563	Time Warner Cable, Inc.	568,945
Merex Holding Corporation	588,938	Sundance Investco LLC	-
Visioneering, Inc.	928,644	Workplace Media Holding Company	-
Whitcraft Holdings, Inc.	991,948		1,161,526
	3,930,219	BUILDINGS & REAL ESTATE - 1.97%
AUTOMOBILE - 5.58%		ACP Cascade Holdings LLC	-
Accuride Corp	511,250	Duke Realty Limited Partnership	513,203
Avis Budget Car Rental	442,504	Lennar Corporation	367,500
DPL Holding Corporation	1,585,182	Masco Corporation	408,596
Ideal Tridon Holdings, Inc.	129,791	Sunrise Windows Holding Company	1,113,967
J A C Holding Enterprises, Inc.	960,501	TruStile Doors, Inc.	220,569
Jason Partners Holdings LLC	25,511		2,623,835
Johnson Controls, Inc.	558,612	CHEMICAL, PLASTICS & RUBBER - 2.03%
K & N Parent, Inc.	1,104,853	Capital Specialty Plastics, Inc.	515,888
Lear Corporation	365,625	Cornerstone Chemical Company	382,500
Ontario Drive & Gear Ltd.	887,170	Nicoat Acquisitions LLC	644,708
Penske Corporation	527,280	Omnova Solutions, Inc.	798,750
Qualis Automotive LLC	330,325	Tronox Finance LLC	363,750
	7,428,604		2,705,596
BEVERAGE, DRUG & FOOD - 8.79%		CONSUMER PRODUCTS - 9.25%
1492 Acquisition LLC	1,242,282	AMS Holding LLC	1,249,126
Bacardi Ltd	2,249,826	Baby Jogger Holdings LLC	1,086,828
Eatem Holding Company	1,094,444	Bravo Sports Holding Corporation	1,260,224
F F C Holding Corporation	1,128,875	Custom Engineered Wheels, Inc.	968,367
Golden County Foods Holding, Inc.	-	gloProfessional Holdings, Inc.	1,242,279
Hospitality Mints Holding Company	1,122,524	Handi Quilter Holding Company	599,961
JMH Investors LLC	1,227,282	K N B Holdings Corporation	2,311,177
Kraft Foods, Inc.	594,889	Manhattan Beachwear Holding Company	745,098
Snacks Parent Corporation	1,144,571	Perry Ellis International, Inc.	393,750
Spartan Foods Holding Company	1,185,999	R A J Manufacturing Holdings LLC	876,541
Specialty Commodities, Inc.	163,695	Tranzonic Companies (The)	1,587,249
Tyson Foods, Inc.	544,063		12,320,600
	11,698,450

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

CONTAINERS, PACKAGING & GLASS - 4.10%		DIVERSIFIED/CONGLOMERATE, SERVICE - 9.47%
Flutes, Inc.	$498,551	A S C Group, Inc.	$146,513
P K C Holding Corporation	1,927,386	A W X Holdings Corporation	315,000
P P T Holdings LLC	1,110,602	Advanced Technologies Holdings	791,094
Paradigm Packaging, Inc.	908,747	Anglogold Holdings PLC	635,086
Rose City Holding Company	619,645	Apex Analytix Holding Corporation	1,285,178
Vitex Packaging Group, Inc.	391,157	Bank of America Corporation	708,570
	5,456,088	C R H America, Inc.	511,517
DISTRIBUTION - 4.66%		Church Services Holding Company	545,039
Blue Wave Products, Inc.	697,790	Clough, Harbour and Associates	203,462
BP SCI LLC	1,240,421	Crane Rental Corporation	1,293,208
Duncan Systems, Inc.	594,400	ELT Holding Company	1,050,202
RM Holding Company	581,640	Equifax, Inc.	526,419
Signature Systems Holding Company	825,691	HVAC Holdings, Inc.	1,240,601
Stag Parkway Holding Company	1,237,530	Insurance Claims Management, Inc.	167,518
WP Supply Holding Corporation	1,021,360	Mail Communications Group, Inc.	306,747
	6,198,832	Nexeo Solutions LLC	19,500
DIVERSIFIED/CONGLOMERATE,		Northwest Mailing Services, Inc.	1,573,683
MANUFACTURING - 9.35%		Pearlman Enterprises, Inc.	-
A H C Holding Company, Inc.	150,975	Safety Infrastructure Solutions	776,906
Advanced Manufacturing Enterprises LLC	1,208,140	ServiceMaster Company	517,500
Arrow Tru-Line Holdings, Inc.	899,921		12,613,743
C D N T, Inc.	664,301	ELECTRONICS - 1.87%
F G I Equity LLC	301,340	Connecticut Electric, Inc.	1,470,511
G C Holdings	1,558,188	Jabil Circuit, Inc.	498,125
J.B. Poindexter Co., Inc.	522,500	Tech Data Corporation	520,771
K P H I Holdings, Inc.	265,782		2,489,407
K P I Holdings, Inc.	1,583,468	FINANCIAL SERVICES - 6.13%
LPC Holding Company	1,319,571	Ally Financial, Inc.	811,307
MEGTEC Holdings, Inc.	391,119	Alta Mesa Financial Services	791,250
Nortek, Inc.	7,106	CIT Group, Inc.	533,894
O E C Holding Corporation	459,731	Citigroup, Inc.	500,583
Postle Aluminum Company LLC	1,799,919	GATX Corporation	530,533
Truck Bodies & Equipment International	1,313,315	General Electric Capital Corporation	592,484
	12,445,376	Goldman Sachs Group, Inc.	505,999
		Morgan Stanley	572,878
		REVSpring, Inc.	1,319,431
		Volvo Group Treasury NA	1,999,850
			8,158,209

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HEALTHCARE, EDUCATION & CHILDCARE - 7.64%		MACHINERY - 4.79%
Alere, Inc.	$315,375	ABC Industries, Inc.	$608,746
American Hospice Management Holding LLC	2,093,028	Arch Global Precision LLC	1,137,651
CHG Alternative Education Holding Company	1,014,665	E S P Holdco, Inc.	1,495,119
DaVita, Inc.	519,375	M V I Holding, Inc.	132,257
GD Dental Services LLC	1,241,551	Motion Controls Holdings	1,025,966
Healthcare Direct Holding Company	714,102	NetShape Technologies, Inc.	1,259,329
HealthSouth Corporation	489,375	Pacific Consolidated Holdings LLC	42,187
Marshall Physicians Services LLC	500,423	Thermadyne Holdings Corporation	272,500
Qwest Diagnostic, Inc.	547,190	Welltec A/S	409,688
SouthernCare Holdings, Inc.	84,970		6,383,443
Strata/WLA Holding Corporation	893,726	MEDICAL DEVICES/BIOTECH - 1.86%
Synteract Holdings Corporation	1,757,154	ETEX Corporation	-
Touchstone Health Partnership	-	Health Management Association	274,375
Wheaton Holding Corporation	-	MedSystems Holdings LLC	764,652
	10,170,934	MicroGroup, Inc.	225,682
		NT Holding Company	1,060,545
HOME & OFFICE FURNISHINGS, HOUSEWARES,		Precision Wire Holding Company	152,100
AND DURABLE CONSUMER PRODUCTS - 3.70%		TherOX, Inc.	-
Connor Sport Court International, Inc.	1,283,051		2,477,354
H M Holding Company	-	MINING, STEEL, IRON & NON-PRECIOUS
Home Décor Holding Company	360,362	METALS - 1.09%
Monessen Holding Corporation	-	Alcoa, Inc.	653,254
Steelcase, Inc.	552,797	FMG Resources	261,875
Transpac Holding Company	904,138	Peabody Energy Corporation	531,250
U-Line Corporation	246,295		1,446,379
U M A Enterprises, Inc.	753,022	NATURAL RESOURCES - 2.16%
Wellborn Forest Holding Company	820,125	ArcelorMittal	540,000
	4,919,790	Headwaters, Inc.	326,350
		Intrepid Potash, Inc.	3,471
LEISURE, AMUSEMENT, ENTERTAINMENT - 0.84%		Westar Energy Inc.	1,999,822
Brunswick Corporation	526,250		2,869,643
International Game Technology	596,878
	1,123,128

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Participation Investors
March 31, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

OIL & GAS - 10.20%		TRANSPORTATION - 2.03%
Bill Barrett Corporation	$523,750	CHC Helicopter SA	$1,063,125
Calumet Specialty Products Partners L.P.	983,750	Hertz Corporation	240,075
Continental Resources, Inc.	531,250	MNX Holding Company	1,222,649
Enbridge Energy Partners	2,249,915	NABCO, Inc.	175,461
Ensco PLC	639,073		2,701,310
EP Energy/EP Finance, Inc.	577,500	WASTE MANAGEMENT / POLLUTION - 1.51%
Hilcorp Energy Company	357,500	Terra Renewal LLC	605,683
International Offshore Services LLC	-	Torrent Group Holdings, Inc.	1,398,398
MBWS Ultimate Holdco, Inc.	1,783,823		2,004,081
MEG Energy Corporation	520,000
Niska Gas Storage Partners LLC	521,250
Oneok, Inc.	1,999,883	Total Investments - 107.02%	$142,480,661
Petroplex Inv Holdings LLC	1,214,760
Precision Drilling Corporation	266,875
Samson Investment Company	371,875
Unit Corporation	523,750
Weatherford International Limited	515,050
	13,580,004
PHARMACEUTICALS - 0.51%
CorePharma LLC	415,944
Valeant Pharmaceuticals International	269,375
	685,319
RETAIL STORES - 0.01%
Rue21, Inc.	10,287

TECHNOLOGY - 1.61%
First Data Corporation	265,938
Sencore Holding Company	289,308
Smart Source Holdings LLC	1,588,101
	2,143,347
TELECOMMUNICATIONS - 2.05%
All Current Holding Company	815,763
CCO Holdings Capital Corporation	491,250
Centurytel, Inc.	527,519
Neustar Inc.	358,125
Sprint Nextel Corporation	542,500
	2,735,157

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.    History
Babson Capital Participation Investors (the “Trust”) was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“PI Subsidiary Trust”) for the purpose of holding certain investments. The results of the PI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the PI Subsidiary Trust.

2.    Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.  Fair Value Measurements:
Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between market participants at the measurement date.

Determination of Fair Value
The determination of the fair value of the Trust’s investments is the responsibility of the Trust’s Board of Trustees (the “Trustees”). The Trustees have adopted procedures for the valuation of the Trust’s securities and has delegated responsibility for applying those procedures to Babson Capital. Babson Capital has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees ensuring that those guidelines are being followed. Babson Capital considers all relevant factors that are reasonably available, through either public information or information available to Babson Capital, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In approving valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $97,006,412 (72.86% of net assets) as of March 31, 2013 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value.

Corporate Public Securities – Corporate Bonds, Preferred Stocks and Common Stocks

The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At March 31, 2013, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust’s pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (Unaudited)	Babson Capital Participation Investors

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Babson Capital conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors’ pricing process are deemed to be market observable as defined in the standard. While Babson Capital is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Babson Capital continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Babson Capital believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities – Corporate Bonds
The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Significant increases/(decreases) in the discount rate would result in a significant (decrease)/increase to the notes’ fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.

Corporate Restricted Securities – Common Stock, Preferred Stock and Partnerships & LLC’s
The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company’s outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company’s enterprise value, the company’s trailing twelve months earnings before interest, taxes, depreciation and amortization (“EBITDA”) is multiplied by a valuation multiple. A discount for lack of marketability is applied to the end result.

Both the company’s EBITDA and valuation multiple as well as the discount are considered significant unobservable inputs. Significant increases/(decreases) to the company’s trailing twelve months EBITDA and/or the valuation multiple would result in significant increases/(decreases) to the equity value.

Short-Term Securities
Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

	Valuation	Unobservable		Weighted
	Technique	Inputs	Range	Average
Corporate	Discounted	Discount	5.9% to	11.6%
Bonds	Cash Flows	Rate	17.7%
Equity	Market	Valuation	3.3x to	6.6x
Securities	Approach	Multiple	10.1x
		Discount	0% to 24%	5.2%
		for lack of
		marketability
		EBITDA	$0.7 million	$19.7 million
			to $136.0
			million

Quantitative Information about Level 3 Fair Value Measurements
The following table represents quantitative information about Level 3 fair value measurements as of March 31, 2013.

Fair Value Hierarchy
The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (Unaudited)

The following is a summary of the inputs used to value the Trust’s net assets as of March 31, 2013:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$81,302,097	$-	$6,964,781	$74,337,316
Common Stock - U.S.	9,198,773	-	-	9,198,773
Preferred Stock	5,985,222	-	-	5,985,222
Partnerships and LLCs	7,485,101	-	-	7,485,101
Public Securities
Corporate Bonds	27,989,308	-	27,989,308	-
Common Stock - U.S.	20,864	20,864	-	-
Short-term Securities	10,499,296	-	10,499,296	-

Total	$142,480,661	$20,864	$45,453,385	$97,006,412

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

						Transfers in
	Beginning					and/or	Ending
Assets:	balance at 12/31/2012	Included in earnings	Purchases	Sales	Prepayments	out of Level 3	balance at 03/31/2013
Restricted Securities
Corporate Bonds	$81,060,756	$139,123	$2,683,082	$(1,652,667)	$(7,892,978)	$-	$74,337,316
Common Stock - U.S.	7,793,109	1,313,373	221,928	(129,637)	-	-	9,198,773
Preferred Stock	5,786,187	173,357	25,678	-	-	-	5,985,222
Partnerships and LLCs	6,890,276	610,447	(15,622)	-	-	-	7,485,101
	$101,530,328	$2,236,300	$2,915,066	$(1,782,304)	$(7,892,978)	$-	$97,006,412

There were no transfers into or out of Level 1 or Level 2 assets.

Income, Gains and Losses included in Net Increase in Net Assets resulting from Operations for the period are presented in the following accounts on the Statement of Operations for Level 3 assets:

	Net Increase in Net Assets Resulting from Operations	Change in Unrealized Gains & (Losses) in Net Assets from assets still held

Interest (Amortization)	$160,557	-
Net realized gain on
investments before taxes	$485,486	-
Net change in unrealized
depreciation of investments
before taxes.	$1,590,257	1,947,527

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (Unaudited)	Babson Capital Participation Investors

B.     Accounting for Investments:
Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C.     Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D.     Federal Income Taxes:
The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The PI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The PI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the PI Subsidiary Trust, all of the PI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of March 31, 2013, the PI

Subsidiary Trust has incurred income tax expense of $1,572.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of March 31, 2013, the PI Subsidiary Trust has a deferred tax liability of $604,376.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the three months ended March 31, 2013.

E.     Distributions to Shareholders:
The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

3.    Investment Advisory and Administrative Services Contract
A.  Services:
Under an Investment Advisory and Administrative Services Contract (the “Contract”) with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B.  Fee:
For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to 0.225% of the value of the Trust’s net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to 0.90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (Unaudited)

4.    Senior Indebtedness
MassMutual holds the Trust’s $15,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on December 13, 2011. The Note is due December 13, 2023 and accrues interest at 4.09% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2013, the Trust incurred total interest expense on the Note of $153,375.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5.    Purchases and Sales of Investments

	For the three
	months ended
	03/31/2013
		Proceeds
	Cost of	from
	Investments	Sales or
	Acquired	Maturities
Corporate restricted securities	$4,931,549	$7,486,673

Corporate public securities	-	3,344,038

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of March 31, 2013. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of March 31, 2013 is $3,899,257 and consists of $14,247,852 appreciation and $18,147,109 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax liability of $604,376 on net unrealized gains on the PI Subsidiary Trust.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Members of the Board of Trustees

William J. Barrett

Donald E. Benson*

Michael H. Brown*

Donald Glickman

Edward P. Grace III

Robert E. Joyal

Clifford M. Noreen

Susan B. Sweeney

Maleyne M. Syracuse*

*Member of the Audit Committee

Offiicers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief Financial Officer

Christopher A. DeFrancis
Vice President & Secretary

Sean Feeley
Vice President

Michael P. Hermsen
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Babson Capital Participation Investors (the “Trust”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”). The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by DST Systems, Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Agent for Babson Capital Participation Investors’ Dividend Reinvestment and Cash Purchase Plan, P.O. Box 219086, Kansans City, MO 64121-9086.